Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity Tax-Free Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Tax-Free Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	78.10%
Fidelity Tax-Free Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Tax-Free Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Securities Lending Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Fidelity Securities Lending Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Securities Lending Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Securities Lending Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Securities Lending Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Securities Lending Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Securities Lending Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Securities Lending Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Securities Lending Cash Central Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Municipal Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Municipal Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Municipal Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Municipal Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Cash Central Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Fidelity Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Cash Central Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Cash Central Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%